Submission	Dec. 05, 2024
Submission [Line Items]
Central Index Key	0000088941
Registrant Name	Semtech Corp
Registration File Number	333-283603
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES